16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Assets
Interest-bearing time deposit												$ 16,481	$ 10,569
Investment securities available for sale												249,946	268,530
Total assets												1,087,991	1,038,481
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												980,563	933,617
Shareholders' equity												107,428	104,864
Total liabilities and shareholders' equity												1,087,991	1,038,481
Revenues:
Interest and dividend income	$ 10,106	$ 9,982	$ 9,815	$ 9,905	$ 9,960	$ 9,947	$ 9,191	$ 9,567	$ 39,809	$ 38,666	$ 38,420
Gain on sale of securities									729	0	266
Expenses:
Interest	820	828	813	809	850	874	875	884	3,271	3,484	4,287
Income before income tax benefit and equity in undistributed earnings of subsidiaries	1,266	3,330	3,996	3,144	2,801	3,435	3,490	3,007	11,738	12,733	11,325
Income tax (benefit)	(36)	872	1,032	691	613	942	866	679	2,561	3,100	1,937
Net earnings	1,302	2,458	2,964	2,453	2,188	2,493	2,624	2,328	9,177	9,633	9,388
Cash flows from operating activities:
Net earnings	1,302	$ 2,458	$ 2,964	2,453	2,188	$ 2,493	$ 2,624	2,328	9,177	9,633	9,388
Adjustments to reconcile net earnings to net cash provided by operating activities:
Gain on sale of investment securities									1,097	0	(266)
Change in:
Other assets									(818)	(408)	(2,534)
Net cash provided by operating activities									12,239	13,863	1,917
Cash flows from investing activities:
Purchases of investment securities available for sale									(12,707)	(19,220)	(32,851)
Proceeds from maturities of investment securities available for sale									4,053	5,475	36,148
Net cash provided (used) by investing activities									(23,621)	(30,126)	(11,898)
Cash flows from financing activities:
Proceeds from exercise of stock options									0	0	37
Net cash used by financing activities									41,713	(13,072)	2,306
Net change in cash and cash equivalents									30,331	(29,335)	(7,675)
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									(2,523)	57	6,625
Accrued redemption of Series A Preferred Stock									0	0	(12,524)
Parent Company
Assets
Cash	957			553	553			745	553	553	745	957	553
Interest-bearing time deposit												1,000	1,000
Investment in subsidiaries												124,471	121,848
Investment in PEBK Capital Trust II												619	619
Investment securities available for sale												750	1,234
Other assets												275	249
Total assets												128,072	125,503
Liabilities and Shareholders' Equity
Junior subordinated debentures												20,619	20,619
Liabilities												25	20
Shareholders' equity												107,428	104,864
Total liabilities and shareholders' equity												$ 128,072	$ 125,503
Revenues:
Interest and dividend income									4,569	3,979	2,718
Gain on sale of securities									405	0	0
Total revenues									4,974	3,979	2,718
Expenses:
Interest									485	403	389
Other operating expenses									513	538	527
Total expenses									998	941	916
Income before income tax benefit and equity in undistributed earnings of subsidiaries									3,976	3,038	1,802
Income tax (benefit)									178	262	239
Income before equity in undistributed earnings of subsidiaries									4,154	3,300	2,041
Equity in undistributed earnings of subsidiaries									5,023	6,333	7,347
Net earnings									9,177	9,633	9,388
Cash flows from operating activities:
Net earnings									9,177	9,633	9,388
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(5,023)	(6,333)	(7,347)
Gain on sale of investment securities									(405)	0	0
Change in:
Other assets									61	(4)	28
Accrued income									0	0	(5)
Accrued expense									5	3	1
Other liabilities									0	0	(12,632)
Net cash provided by operating activities									3,815	3,299	(10,567)
Cash flows from investing activities:
Proceeds from maturities of investment securities available for sale									669	0	500
In kind transfer from parent to Bank									10	0	0
Net change in interest-bearing time deposit									0	0	(1,000)
Net cash provided (used) by investing activities									679	0	(500)
Cash flows from financing activities:
Cash dividends paid on common stock									(2,106)	(1,574)	(1,022)
Stock repurchase									(1,984)	(1,917)	(82)
Proceeds from exercise of stock options									0	0	37
Net cash used by financing activities									(4,090)	(3,491)	(1,067)
Net change in cash and cash equivalents									404	(192)	(12,134)
Cash at beginning of year				$ 553				$ 745	553	745	12,879
Cash at end of year	$ 957				$ 553				957	553	745
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net									(2,523)	57	6,625
Accrued redemption of Series A Preferred Stock									$ 0	$ 0	$ (12,524)